RELATED PARTY TRANSACTIONS (Detail Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Influenced by a director [Member]
Outstanding Balance	$ 5	$ 30
Professional Services	135	111
Controlled by a director [Member]
Outstanding Balance	23	23
Professional Services	77	79
Senior Vice President [Member]
Outstanding services	12	35
Consulting Services	$ 2	$ 1